SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] $ in Thousands	Aug. 05, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Total consideration amount of working capital adjustments	$ 100
Total consideration price of purchase	$ 89